Significant Accounting Policies - Statement of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Recent Accounting Pronouncements
Cash, cash equivalent and restricted cash balances	$ 5,528	$ (9,897)
ASU 2016-18
Recent Accounting Pronouncements
Cash, cash equivalent and restricted cash balances		$ 2,800